UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   |x| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  50 Rockefeller Plaza
          2nd Floor
          New York, New York 10020



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks                New York, New York          May 16, 2007
-------------------             --------------------        ----------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    79

Form 13F Information Table Value Total:    $308,944
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.                  Form 13F File Number                Name

                                                    FORM 13F INFORMATION TABLE
                                                       Conus Partners, Inc.
                                                         December 31, 2006

COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5               COLUMN 6    COLUMN 7     COLUMN 8
                                  TITLE                  VALUE       SHARES    SHARES  PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS      CUSIP   (x$1000)     PRN AMT   PRN     CALL   DISCRETION    MGRS  SOLE  SHARED  NONE
ACTIONS SEMICONDUCTOR CO LTD        ADR       00507E107   2,474      298,041    SH          SHARED-DEFINED   0     0     298,041  0
ALCON INC                         COM SHS     H01301102   2,761       24,700    SH    CALL  SHARED-DEFINED   0     0      24,700  0
ALLIED CAP CORP NEW                 COM       01903Q108   1,422       43,500    SH     PUT  SHARED-DEFINED   0     0      43,500  0
AMERICAN BILTRITE INC               COM       024591109     493       53,687    SH          SHARED-DEFINED   0     0      53,687  0
AMERICREDIT CORP                    COM       03060R101   4,085      162,300    SH     PUT  SHARED-DEFINED   0     0     162,300  0
ANTIGENICS INC DEL            NOTE 5.250% 2/0 037032AC3     953    1,500,000   PRN          SHARED-DEFINED   0     0   1,500,000  0
APPLIED MATLS INC                   COM       038222105     923       50,000    SH    CALL  SHARED-DEFINED   0     0      50,000  0
AUTOMATIC DATA PROCESSING IN        COM       053015103   3,649       74,100    SH     PUT  SHARED-DEFINED   0     0      74,100  0
BANK OF AMERICA CORPORATION         COM       060505104   6,407      120,000    SH     PUT  SHARED-DEFINED   0     0     120,000  0
BEAR STEARNS COS INC                COM       073902108   6,511       40,000    SH     PUT  SHARED-DEFINED   0     0      40,000  0
BIOENVISION INC                     COM       09059N100     215       46,367    SH          SHARED-DEFINED   0     0      46,367  0
BIOVERIS CORP                       COM       090676107     693       50,522    SH          SHARED-DEFINED   0     0      50,522  0
CAPITAL ONE FINL CORP               COM       14040H105   2,689       35,000    SH     PUT  SHARED-DEFINED   0     0      35,000  0
CARMAX INC                          COM       143130102   6,060      113,000    SH     PUT  SHARED-DEFINED   0     0     113,000  0
CB RICHARD ELLIS GROUP INC         CL A       12497T101     996       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
COACH INC                           COM       189754104   1,289       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
COMPUCREDIT CORP                    COM       20478N100   5,920      148,700    SH     PUT  SHARED-DEFINED   0     0     148,700  0
CONGOLEUM CORP NEW                 CL A       207195108     557      335,700    SH          SHARED-DEFINED   0     0     335,700  0
CORPORATE EXECUTIVE BRD CO          COM       21988R102   2,631       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
DELL INC                            COM       24702R101   1,756       70,000    SH     PUT  SHARED-DEFINED   0     0      70,000  0
DISNEY WALT CO                  COM DISNEY    254687106   1,028       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
DRDGOLD LTD                    SPONSORED ADR  26152H103   2,855    3,172,642    SH          SHARED-DEFINED   0     0   3,172,642  0
DURECT CORP                         COM       266605104  14,382    3,239,118    SH          SHARED-DEFINED   0     0   3,239,118  0
FACTSET RESH SYS INC                COM       303075105   5,151       91,200    SH     PUT  SHARED-DEFINED   0     0      91,200  0
FEDERAL HOME LN MTG CORP            COM       313400301   2,988       44,000    SH     PUT  SHARED-DEFINED   0     0      44,000  0
FEDERAL NATL MTG ASSN               COM       313586109  20,199      340,100    SH     PUT  SHARED-DEFINED   0     0     340,100  0
FEDERATED DEPT STORES INC DE        COM       31410H101   1,144       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
FIRST DATA CORP                     COM       319963104     638       25,000    SH          SHARED-DEFINED   0     0      25,000  0
FIRST MARBLEHEAD CORP               COM       320771108   5,465      100,000    SH     PUT  SHARED-DEFINED   0     0     100,000  0
GARMIN LTD                          ORD       G37260109   1,670       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
GENE LOGIC INC                      COM       368689105   1,550    1,006,396    SH          SHARED-DEFINED   0     0   1,006,396  0
GENVEC INC                          COM       37246C109     638      265,650    SH          SHARED-DEFINED   0     0     265,650  0
HARLEY DAVIDSON INC                 COM       412822108   4,933       70,000    SH     PUT  SHARED-DEFINED   0     0      70,000  0
HSBC HLDGS PLC                 SPON ADR NEW   404280406   4,583       50,000    SH     PUT  SHARED-DEFINED   0     0      50,000  0
INDYMAC BANCORP INC                 COM       456607100   2,258       50,000    SH     PUT  SHARED-DEFINED   0     0      50,000  0
INOVIO BIOMEDICAL CORP              COM       45773H102   1,977      600,967    SH          SHARED-DEFINED   0     0     600,967  0
INTERPHASE CORP                     COM       460593106     423       51,060    SH          SHARED-DEFINED   0     0      51,060  0
ISHARES TR                    DJ US REAL EST  464287739   8,627      103,500    SH     PUT  SHARED-DEFINED   0     0     103,500  0
ISTAR FINL INC                      COM       45031U101   1,435       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
JOHNSON & JOHNSON                   COM       478160104   4,456       67,500    SH    CALL  SHARED-DEFINED   0     0      67,500  0
JOHNSON CTLS INC                    COM       478366107   8,807      102,500    SH     PUT  SHARED-DEFINED   0     0     102,500  0
JP MORGAN CHASE & CO                COM       46625H100   7,487      155,000    SH     PUT  SHARED-DEFINED   0     0     155,000  0
KOHLS CORP                          COM       500255104   3,422       50,000    SH     PUT  SHARED-DEFINED   0     0      50,000  0
LABOPHARM INC                       COM       504905100   2,471      420,895    SH          SHARED-DEFINED   0     0     420,895  0
LANDEC CORP                         COM       514766104     200       18,624    SH          SHARED-DEFINED   0     0      18,624  0
LEHMAN BROS HLDGS INC               COM       524908100   3,125       40,000    SH     PUT  SHARED-DEFINED   0     0      40,000  0
LENNAR CORP                        CL A       526057104  16,840      321,000    SH     PUT  SHARED-DEFINED   0     0     321,000  0
LINCOLN NATL CORP IND               COM       534187109  15,345      231,100    SH    CALL  SHARED-DEFINED   0     0     231,100  0
MASTERCARD INC                     CL A       57636Q104   2,955       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
MAXYGEN INC                         COM       577776107  14,294    1,327,175    SH          SHARED-DEFINED   0     0   1,327,175  0
MEADE INSTRUMENTS CORP              COM       583062104     831      422,010    SH          SHARED-DEFINED   0     0     422,010  0
MERGE TECHNOLOGIES INC              COM       589981109   3,090      471,007    SH          SHARED-DEFINED   0     0     471,007  0
MGIC INVT CORP WIS                  COM       552848103   6,198       99,100    SH     PUT  SHARED-DEFINED   0     0      99,100  0
NEUROMETRIX INC                     COM       641255104     177       11,857    SH          SHARED-DEFINED   0     0      11,857  0
PACIFIC ETHANOL INC                 COM       69423U107     177       11,500    SH     PUT  SHARED-DEFINED   0     0      11,500  0
PAYCHEX INC                         COM       704326107   1,977       50,000    SH     PUT  SHARED-DEFINED   0     0      50,000  0
PENN TREATY AMERN CORP            COM NEW     707874400     725       94,300    SH          SHARED-DEFINED   0     0      94,300  0
PFIZER INC                          COM       717081103   2,404       92,800    SH    CALL  SHARED-DEFINED   0     0      92,800  0
PHARMACOPEIA DRUG DISCVRY IN        COM       7171EP101   1,538      361,050    SH          SHARED-DEFINED   0     0     361,050  0
PMI GROUP INC                       COM       69344M101   1,887       40,000    SH     PUT  SHARED-DEFINED   0     0      40,000  0
POTASH CORP SASK INC                COM       73755L107   4,304       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
QUEST DIAGNOSTICS INC               COM       74834L100   5,168       97,500    SH    CALL  SHARED-DEFINED   0     0      97,500  0
REPLIGEN CORP                       COM       759916109     715      254,599    SH          SHARED-DEFINED   0     0     254,599  0
SANOFI AVENTIS                 SPONSORED ADR  80105N105   3,001       65,000    SH    CALL  SHARED-DEFINED   0     0      65,000  0
SEARS HLDGS CORP                    COM       812350106  20,790      123,800    SH     PUT  SHARED-DEFINED   0     0     123,800  0
SILICON GRAPHICS INC              COM NEW     827056300   1,128       56,378    SH          SHARED-DEFINED   0     0      56,378  0
SLM CORP                            COM       78442P106   3,794       77,800    SH     PUT  SHARED-DEFINED   0     0      77,800  0
STAAR SURGICAL CO              COM PAR $0.01  852312305   5,741      818,943    SH          SHARED-DEFINED   0     0     818,943  0
STARBUCKS CORP                      COM       855244109   3,592      101,400    SH     PUT  SHARED-DEFINED   0     0     101,400  0
STREETTRACKS SER TR           SPDR HOMEBUILD  86330E745   2,157       57,700    SH     PUT  SHARED-DEFINED   0     0      57,700  0
TARGET CORP                         COM       87612E106   1,712       30,000    SH     PUT  SHARED-DEFINED   0     0      30,000  0
TETRA TECHNOLOGIES INC DEL          COM       88162F105   1,816       71,000    SH          SHARED-DEFINED   0     0      71,000  0
THERAGENICS CORP                    COM       883375107   6,675    2,153,243    SH          SHARED-DEFINED   0     0   2,153,243  0
THORNBURG MTG INC                   COM       885218107     628       25,000    SH     PUT  SHARED-DEFINED   0     0      25,000  0
WACHOVIA CORP 2ND NEW               COM       929903102   2,848       50,000    SH     PUT  SHARED-DEFINED   0     0      50,000  0
WASTE MGMT INC DEL                  COM       94106L109   5,516      150,000    SH    CALL  SHARED-DEFINED   0     0     150,000  0
WILLIAMS SONOMA INC                 COM       969904101     629       20,000    SH     PUT  SHARED-DEFINED   0     0      20,000  0
WINN DIXIE STORES INC             COM NEW     974280307     838       62,043    SH          SHARED-DEFINED   0     0      62,043  0
ZALE CORP NEW                       COM       988858106   5,067      179,600    SH     PUT  SHARED-DEFINED   0     0     179,600   0


SK 02665 0001 774625